Consolidated Statements of Comprehensive (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 1,820	$ (12,547)
Other comprehensive loss, net of tax-related effects:
Unrealized holding losses on securities designated as available for sale during the year, net of tax benefits of $(1) and $(1) in 2021 and 2020, respectively	(2)	(2)
Comprehensive income (loss)	$ 1,818	$ (12,549)